S000009423 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	224 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.87%	13.78%	12.48%
Dow Jones U.S. Select Aerospace & Defense Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		16.24%	7.00%	11.39%
iShares U.S. Aerospace & Defense ETF
Prospectus [Line Items]
Average Annual Return, Percent		15.80%	6.58%	10.92%
Performance Inception Date					May 01, 2006
iShares U.S. Aerospace & Defense ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.56%	6.32%	10.64%
iShares U.S. Aerospace & Defense ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.52%	5.10%	8.99%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.